NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2014
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited ("NAT") was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company's shares trade under the symbol "NAT" on the New York Stock Exchange. The Company was formed for the purpose of acquiring and chartering double-hull tankers.

The Company is an international tanker company that currently owns 26 Suezmax tankers, including two newbuildings, an increase from three vessels owned in the autumn of 2004. The Company expects that the expansion process will continue over time and that more vessels will be added to its fleet. The 24 vessels the Company currently operates average approximately 156,000 dwt each. In 2015, 2014 and 2013, the Company chartered all of its operating vessels in the spot market.

In January 2013 NAT acquired Scandic American Shipping Ltd. ("Scandic") and Orion Tankers Ltd ("Orion"). Accordingly, these financial statements are presented on a consolidated basis for NAT and its subsidiaries ("the Company"). For the year ended December 31, 2015 and December 31, 2014 Scandic had the daily administrative and operational responsibility and Orion has provided services as the commercial manager. The Group provided assistance in the formation of Nordic American Offshore in 2013 and the initial public offering in 2014, and Scandic has provided administrative services in 2015, 2014 and 2013. For further details on the acquisition of the subsidiaries and the investment in NAO please see Note 4 and Note 5, respectively.

Tanker markets are typically stronger in the fall and winter months (the fourth and first quarters of the calendar year) in anticipation of increased oil consumption in the northern hemisphere during the winter months.  Seasonal variations in tanker demand normally result in seasonal fluctuations in spot market charter rates.

The Company's Fleet
Including two newbuildings, the Company's current fleet consists of 26 Suezmax crude oil tankers of which 24 were built in Korea. The Company has entered into preliminary contracts for the construction of two Suezmax vessels expected to be delivered in the third quarter 2016 and first quarter 2017.

Vessel	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	1997	151,459	1997
Nordic Hawk	1997	151,475	1997
Nordic Hunter	1997	151,401	1997
Nordic Voyager	1997	149,591	2004
Nordic Fighter	1998	153,328	2005
Nordic Freedom	2005	159,331	2005
Nordic Discovery	1998	153,328	2005
Nordic Saturn	1998	157,331	2005
Nordic Jupiter	1998	157,411	2006
Nordic Moon	2002	160,305	2006
Nordic Apollo	2003	159,998	2006
Nordic Cosmos	2003	159,999	2006
Nordic Sprite	1999	147,188	2009
Nordic Grace	2002	149,921	2009
Nordic Mistral	2002	164,236	2009
Nordic Passat	2002	164,274	2010
Nordic Vega	2010	163,940	2010
Nordic Breeze	2011	158,597	2011
Nordic Aurora	1999	147,262	2011
Nordic Zenith	2011	158,645	2011
Nordic Sprinter	2005	159,089	2014
Nordic Skier	2005	159,089	2014
Nordic Light	2010	158,475	2015
Nordic Cross	2010	158,475	2015
Newbuilding 1		158,000	2016
Newbuilding 2		158,000	2017